COMMITMENT AND CONTINGENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.  COMMITMENT AND CONTINGENT LIABILITIES

Pursuant to the OFB acquisition, the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date. The Company believes it is likely that these payments will be made, and accordingly recorded the entire amount of $225,000 as a contingent liability on its balance sheet at acquisition. During the three months ended March 31, 2015, payments in the aggregate amount of $26,250 have been made under this contingent liability; at March 31, 2015, the balance of the contingent liability is $146,250  related to the OFB acquisition.

The Company has recorded a contingent liability of $400,000 representing the estimated potential amounts payable pursuant to certain litigation discussed below.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.

On June 1, 2012, nine persons, on behalf of themselves and others similarly situated, filed a Collective and Class Action Complaint in the New York Federal District Court, Southern District, against Late Night Express Courier Services, Inc. (FL) (“LNE”) and The Fresh Diet Inc. (“The Fresh Diet”) and certain individuals entitled Hernandez, et al. v. The Fresh Diet Inc., et al., Case No. 12 CV 4339.  On or about October 26, 2012, Plaintiffs filed an Amended Complaint (“Complaint”) adding additional individual Defendants.  The Complaint seeks to recover alleged unpaid overtime wages on behalf of drivers for LNE who delivered meals to The Fresh Diet customers in the tri-state area.  In an opinion dated September 29, 2014 (“Opinion”), the District Court Judge denied the Plaintiffs’ motion for Summary Judgment which sought a holding that all the Plaintiffs were employees of Defendants, as was Defendants’ cross-motion for Summary Judgment seeking a holding that Plaintiffs were independent contractors, the Court finding that there were questions of fact that could not be resolved on motions.  In addition, the Plaintiffs’ motion to certify a class of 109 drivers was denied.  In the same Opinion, Defendants’ motion to decertify the case from 29 potential opt-in Plaintiffs down to the 9 named Plaintiffs was granted, and the possible claims of the remaining 20 were dismissed without prejudice.   On or about February 24, 2015, a second action was filed in the New York Federal District Court, Southern District, on behalf of 6 (of the 20) additional driver-Plaintiffs entitled Hernandez, et al. v. The Fresh Diet Inc., et al. 15 CV 1338, containing essentially the same allegations, and adding the Company as a party defendant because of its acquisition of The Fresh Diet.  In addition, two of the Plaintiffs from the Complaint also joined the second lawsuit asserting claims for retaliation.  The two cases were assigned to the same Federal Judge (since they are related), but were not consolidated for discovery or trial.  Prior to the second action and on January 21, 2015, the parties appeared before Federal Magistrate Judge Cott for mediation.  The Magistrate Judge did not succeed in settling the case.  On March 17, 2015, the Federal Judge stayed both cases, and referred both of them to the Court’s mediation program for further mediation within 60 days.  The Company believes that mediation may lead to a global settlement with all existing Plaintiffs.  With respect to the second instituted litigation, inasmuch as the litigation is in its early phase and discovery has not commenced it is too speculative to predict an outcome.  However, we believe we will have available to us many of the same defenses as in the first litigation and therefore do not believe that our exposure, if any at all, will likely exceed the amount of the first litigation, even if additional persons file claims.  Accordingly, given the uncertainty of both of these cases and given the additional Plaintiffs in the second action, the Company has recorded a contingent liability of $400,000 representing the estimated potential amounts payable in the litigations, even though it is possible that the amount of liability or settlement may actually be less than the reserved amount.

On September 3, 2014 the Company’s subsidiary was served a complaint by Monolith Ventures, Ltd., in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida (the “Monolith Complaint”). The Monolith Complaint, which was brought by a shareholder of less than 24% of the outstanding shares of The Fresh Diet sought to attack the registrant’s then recently concluded acquisition of The Fresh Diet which was approved by a majority of The Fresh Diet shareholders.  The action has been settled and the lawsuit discontinued with the exchange of general releases. On March 6, 2015 we completed the settlement of this action by purchasing plaintiff’s shares of the Company for an aggregate price of $3 million (equal to a below market price of $0.9646 per share) and the lawsuit was discontinued with the exchange of general releases.

16. COMMITMENTS AND CONTINGENCIES

On October 17, 2008, we entered into a three-year lease with Grand Cypress Communities, Inc. for new premises consisting of 4,000 square feet at 3845 Beck Blvd., Naples, Florida.  The commencement date of the lease was  January 1, 2009.  On November 11, 2011, the Company extended the lease with Grand Cypress Communities, Inc. for 3 years, commencing on January 1, 2012.  The annual rent and fees under the lease is approximately $54,000.  The lease provides for a buyout option at the end of the lease with credit towards the purchase price received for the rental payments made during the term of the lease. In February 2013, the Company entered into a modification of the lease agreement whereby the lease term was reduced from 3 years to 2 years. The lease was mutually terminated effective August 31, 2013.

On February 1, 2011 The Fresh Diet entered into a five year lease for approximately 28,000 square feet of industrial kitchen space at 588 Baltic Street / 345 Butler Street, Brooklyn, NY 11217.  The monthly base rent for the premises was $24,000 during the first year, escalating to $27,012 during the fifth year of the lease and is renewable for an additional five years on the same terms with the rent escalating from $28,000 in the first year to $31,000 in the last year.

On January 1, 2012 The Fresh Diet entered into a three year lease for approximately 2,500 square feet of office space at 1545 NE 123rd Street,   North Miami, FL 33161.  The monthly base rent for the premises is $3,500.  The lease is continuing past the end of the term on the same basis with a 60 day notice of termination.

On May 7, 2012, we entered into a three-year lease with David and Sherri Vohaska for approximately 18,700 feet of office and warehouse space located at 8121 Ogden Avenue, Lyons, Illinois.  The annual rent under the lease is approximately $8,333 per month for the first year, $8,417 per month for the second year, and $8,500 for the third year. David Vohaska is currently an employee of the Company and prior to the acquisition of Artisan Specialty Foods, Inc. was the owner of Artisan.

On May 28, 2013 The Fresh Diet entered into a 37 month lease extension for approximately 9,800 square feet of industrial kitchen space at 8635 Kittyhawk Ave., Los Angeles, CA.  The monthly base rent for the premises is currently $12,866 escalating to $13, 252 on June 1, 2015.

On December 6, 2013 The Fresh Diet  entered into a five year lease for approximately 7,500 square feet of industrial kitchen space at 7700 NW 37th Avenue, Suite B, Miami, FL 33147.  The monthly base rent for the premises is $9,500 during the first year of the lease, escalating to $10,692 during the fifth year of the lease.   The term of the lease will commence upon substantial completion of the premises, expected to occur during the second quarter of 2015.

On February 17, 2015 The Fresh Diet entered into a six year amendment of lease for approximately 9,700 square feet of industrial kitchen space at 3132 Skyway Circle South, Irving, TX 75038.  The base monthly rent for the premises is currently $6,424 escalating to $7,227 for years 2 through 6.

At December 31, 2014, commitments for minimum rental payments were as follows:

For the twelve months ended:
December 31, 2015	$644,064
December 31, 2016	267,432
December 31, 2017	124,728
December 31, 2018	117,612
Thereafter	-
Total	$1,153,836

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.

On June 1, 2012, nine persons, on behalf of themselves and others similarly situated, filed a Collective and Class Action Complaint in the New York Federal District Court, Southern District, against Late Night Express Courier Services, Inc. (FL) (“LNE”) and The Fresh Diet Inc. (“The Fresh Diet”) and certain individuals entitled Hernandez, et al. v. The Fresh Diet Inc., et al., Case No. 12 CV 4339.  On or about October 26, 2012, Plaintiffs filed an Amended Complaint (“Complaint”) adding additional individual Defendants.  The Complaint seeks to recover alleged unpaid overtime wages on behalf of drivers for LNE who delivered meals to The Fresh Diet customers in the tri-state area.  In an opinion dated September 29, 2014 (“Opinion”), the District Court Judge denied the Plaintiffs’ motion for Summary Judgment which sought a holding that all the Plaintiffs were employees of Defendants, as was Defendants’ cross-motion for Summary Judgment seeking a holding that Plaintiffs were independent contractors, the Court finding that there were questions of fact that could not be resolved on motions.  In addition, the Plaintiffs’ motion to certify a class of 109 drivers was denied.  In the same Opinion, Defendants’ motion to decertify the case from 29 potential opt-in Plaintiffs down to the 9 named Plaintiffs was granted, and the possible claims of the remaining 20 were dismissed without prejudice.   On or about February 24, 2015, a second action was filed in the New York Federal District Court, Southern District, on behalf of 6 (of the 20) additional driver-Plaintiffs entitled Hernandez, et al. v. The Fresh Diet Inc., et al. 15 CV 1338, containing essentially the same allegations.  In addition, two of the Plaintiffs from the Complaint also joined the second lawsuit asserting claims for retaliation.  The two cases were assigned to the same Federal Judge (since they are related), but were not consolidated for discovery or trial.  Prior to the second action and on January 21, 2015, the parties appeared before Federal Magistrate Judge Cott for mediation.  The Magistrate Judge did not succeed in settling the case.  On March 17, 2015, the Federal Judge stayed both cases, and referred both of them to the Court’s mediation program for further mediation within 60 days.  The Company believes that mediation may lead to a global settlement with all existing Plaintiffs.  With respect to the second instituted litigation, inasmuch as the litigation is in its early phase and discovery has not commenced it is too speculative to predict an outcome.  However, we believe we will have available to us many of the same defenses as in the first litigation and therefore do not believe that our exposure, if any at all, will likely exceed the amount of the first litigation, even if additional persons file claims.  Accordingly, given the uncertainty of both of these cases and given the additional Plaintiffs in the second action, the Company has recorded a contingent liability of $400,000 representing the estimated potential amounts payable in the litigations, even though it is possible that the amount of liability may actually be less than the reserved amount.

On September 3, 2014 the Company’s subsidiary was served a complaint by Monolith Ventures, Ltd., in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida (the “Monolith Complaint”). The Monolith Complaint, which was brought by a shareholder of less than 24% of the outstanding shares of The Fresh Diet sought to attack the registrant’s then recently concluded acquisition of The Fresh Diet which was approved by a majority of The Fresh Diet shareholders.  The action has been settled and the lawsuit discontinued with the exchange of general releases.